Commitments and Contingencies (Details Textual)								1 Months Ended																	6 Months Ended
	Nov. 12, 2018 USD ($)	Nov. 12, 2018 CNY (¥)	Aug. 08, 2018 USD ($)	Aug. 08, 2018 CNY (¥)	Jul. 11, 2018 USD ($)	Jul. 11, 2018 CNY (¥)	Oct. 09, 2017 USD ($)	Mar. 28, 2019 shares	Jan. 24, 2019	Oct. 17, 2018 USD ($)	Oct. 17, 2018 CNY (¥)	Sep. 28, 2018 USD ($)	Sep. 26, 2018 USD ($)	Sep. 26, 2018 CNY (¥)	Aug. 23, 2018	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Jan. 29, 2018 USD ($)	Jan. 29, 2018 CNY (¥)	Oct. 23, 2017 USD ($)	Oct. 23, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Apr. 30, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 26, 2018 CNY (¥)	Oct. 09, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Commitments and contingencies (Textual)
Bank deposits aggregate amount					$ 3,800,000
Interest amount																									$ 1,100,000		$ 900,000
Civil lawsuits, description																									The Company’s VIE, Xin Ao, was subject to several civil lawsuits for which the Company estimated that it is more than likely to pay judgments in the amount of approximately $6.8 million (including interest and penalties of $1.6 million).	The Company’s VIE, Xin Ao, was subject to several civil lawsuits for which the Company estimated that it is more than likely to pay judgments in the amount of approximately $6.8 million (including interest and penalties of $1.6 million).
Estimated claims charges																									$ (278,492)		$ (1,126,384)
Net of payment																									1,300,000
Bank balance due																									24,700,000
Annual base salary																									360,000
Chief Executive Officer [Member]
Commitments and contingencies (Textual)
Compensation share amount | shares								120,000
Restricted ordinary shares granted | shares								720,000
Loan Agreement [Member]
Commitments and contingencies (Textual)
Principal amount							$ 400,000
Guarantee Obligations [Member]
Commitments and contingencies (Textual)
Guarantee amount																															$ 2,100,000
Related-party borrowed from bank																$ 9,900,000
Gouwang [Member]
Commitments and contingencies (Textual)
Award damages amount																				$ 1,300,000
Bank deposits aggregate amount																									1,200,000
Accrued contingent liabilities													$ 1,300,000												2,200,000
Unpaid balance amount													12,000												200,000
Other receivable related party													$ 1,300,000
Legal matters [Member]
Commitments and contingencies (Textual)
Total amounts of judgment												$ 26,200,000
Civil lawsuits, description												The Company for these liabilities and personally become responsible for all of the pending potential judgement amounts from these related civil lawsuits. Both Mr. Han and Mr. He agreed to liquidate their personal assets or their ownership interest in their privately held companies to pay for any of the pending potential judgement amounts of approximately $26.2 million.
Accrued contingent liabilities																									6,800,000
Jinshengding [Member]
Commitments and contingencies (Textual)
Lease agreement payments, description																								The court ruled that effective December 28, 2016, the lease agreement was void and Xin Ao and/or Jinshengding shall make payment to China Black Metal which shall include rent due from December 4, 2015 to December 28, 2016 of approximately $226,000 (RMB 1,572,669), plus interest, expenses for utilities of approximately $39,000 (RMB 271,579), a penalty of approximately $36,000 (RMB 250,000), legal fees of approximately $11,000 (RMB 73,238) and rent due from December 28, 2016 to December 31, 2018 of approximately $0.3 million (RMB 2,264,329). The total amount of compensation is approximately $0.6 million (RMB 4,431,816). As of date of this report, Jinshengding has paid approximately $0.3 million (RMB 1,800,000) out of the total compensation.
RMB [Member] | Loan Agreement [Member]
Commitments and contingencies (Textual)
Principal amount | ¥																													¥ 2,927,400
RMB [Member] | Guarantee Obligations [Member]
Commitments and contingencies (Textual)
Guarantee amount | ¥																																¥ 14,736,000
Related-party borrowed from bank | ¥																	¥ 69,000,000
RMB [Member] | Gouwang [Member]
Commitments and contingencies (Textual)
Award damages amount | ¥																					¥ 9,168,463
Bank deposits aggregate amount | ¥																										¥ 8,118,378
Accrued contingent liabilities | ¥																												¥ 9,168,463
Unpaid balance amount | ¥														¥ 83,450												1,133,535
Other receivable related party | ¥																												¥ 9,251,913
Beijing Lianlv [Member]
Commitments and contingencies (Textual)
Principal amount							400,000
Interest amount							5,000
Beijing Lianlv [Member] | RMB [Member]
Commitments and contingencies (Textual)
Principal amount | ¥																													¥ 2,895,000
Interest amount							$ 32,400
Arbitration Demand of Bank [Member] | RMB [Member]
Commitments and contingencies (Textual)
Bank deposits aggregate amount | ¥						¥ 26,000,000
Beijing Chengda [Member]
Commitments and contingencies (Textual)
Interest amount																						$ 96,000
Estimated claims charges																						29,000
Unpaid balance amount																						1,700,000
Total amount of compensation																						$ 1,800,000
Beijing Chengda [Member] | RMB [Member]
Commitments and contingencies (Textual)
Interest amount | ¥																							¥ 669,825
Estimated claims charges | ¥																							199,922
Unpaid balance amount | ¥																							¥ 11,595,461
Total amount of compensation | ¥																														¥ 12,465,208
Nanling Yirui [Member]
Commitments and contingencies (Textual)
Bank deposits aggregate amount	$ 500,000
Purchase price of aggregate amount																									$ 500,000
Nanling Yirui [Member] | RMB [Member]
Commitments and contingencies (Textual)
Bank deposits aggregate amount | ¥		¥ 3,489,727
Purchase price of aggregate amount | ¥																										¥ 3,452,799
Cinda Beijing Branch [Member]
Commitments and contingencies (Textual)
Ownership percentage																									60.00%
Legal settlement agreement, description																									The aggregate amount of the loan was approximately $41.4 million (RMB 288,506,497) with interest at 12.8% per annum (the “Loan”). Cinda Beijing Branch alleged that since the Borrower breached its obligation to make the repayment of the Loan on the maturity date, the Guarantors, along with Xin Ao and those entities owned or controlled by the Guarantors, should be brought into the lawsuit as co-defendants (the “Defendants”). On July 5, 2017, Beijing Intermediate Court ruled in favor of Cinda Beijing Branch and issued a judgment for execution to freeze the Defendants’ assets, an aggregate amount of approximately $43.8 million (RMB 304,972,608) which shall be used for the repayment of the Loan, the liquidated damages, the interest on the Loan, and other costs and expenses undertaken by Cinda Beijing Branch. Following the mediation, China Cinda Asset Management Co., Ltd. (“Cinda”), two shareholders of Da Tong Lianlv Technologies Co., Ltd. (“Datong Lianlv”), Beijing Ao Huan Fund Management Co., Ltd. (“Ao Huan”), and Shou Tai Jin Xin (Chang Xing) Investment Management Co., Ltd (“Jin Xin”) entered into a certain limited partnership agreement (the “Partnership Agreement”) on December 22, 2017 to settle the lawsuit. Datong Lianlv is an affiliate of the Company and Xin Ao. Cinda is the parent company of Cinda Beijing Branch. As provided in the Partnership Agreement, the distributions of the limited partnership shall be allocated to Cinda first, who made a capital contribution in the form of its rights, title and interests in and to the repayment of the Loan in an aggregate amount of approximately $46.3 million (RMB 322,435,300) (the “Capital Contribution”). Pursuant to the Partnership Agreement, payment shall be made until Cinda has received an amount equal to the aggregate of its unreturned Capital Contributions and a cumulative distribution equal to 7.5% of all distributions made. Datong Lianlv made its capital contribution in cash in an aggregate amount of approximately $21.5 million (RMB 150,000,000) along with its shareholders consent to transfer 99% of Datong Lianlv’s equity interests to the limited partnership. The PRC legal counsel of Xin Ao indicated that Cinda and Cinda Beijing Branch orally confirmed that this claim was fully settled in the form of the Partnership Agreement.	The aggregate amount of the loan was approximately $41.4 million (RMB 288,506,497) with interest at 12.8% per annum (the “Loan”). Cinda Beijing Branch alleged that since the Borrower breached its obligation to make the repayment of the Loan on the maturity date, the Guarantors, along with Xin Ao and those entities owned or controlled by the Guarantors, should be brought into the lawsuit as co-defendants (the “Defendants”). On July 5, 2017, Beijing Intermediate Court ruled in favor of Cinda Beijing Branch and issued a judgment for execution to freeze the Defendants’ assets, an aggregate amount of approximately $43.8 million (RMB 304,972,608) which shall be used for the repayment of the Loan, the liquidated damages, the interest on the Loan, and other costs and expenses undertaken by Cinda Beijing Branch. Following the mediation, China Cinda Asset Management Co., Ltd. (“Cinda”), two shareholders of Da Tong Lianlv Technologies Co., Ltd. (“Datong Lianlv”), Beijing Ao Huan Fund Management Co., Ltd. (“Ao Huan”), and Shou Tai Jin Xin (Chang Xing) Investment Management Co., Ltd (“Jin Xin”) entered into a certain limited partnership agreement (the “Partnership Agreement”) on December 22, 2017 to settle the lawsuit. Datong Lianlv is an affiliate of the Company and Xin Ao. Cinda is the parent company of Cinda Beijing Branch. As provided in the Partnership Agreement, the distributions of the limited partnership shall be allocated to Cinda first, who made a capital contribution in the form of its rights, title and interests in and to the repayment of the Loan in an aggregate amount of approximately $46.3 million (RMB 322,435,300) (the “Capital Contribution”). Pursuant to the Partnership Agreement, payment shall be made until Cinda has received an amount equal to the aggregate of its unreturned Capital Contributions and a cumulative distribution equal to 7.5% of all distributions made. Datong Lianlv made its capital contribution in cash in an aggregate amount of approximately $21.5 million (RMB 150,000,000) along with its shareholders consent to transfer 99% of Datong Lianlv’s equity interests to the limited partnership. The PRC legal counsel of Xin Ao indicated that Cinda and Cinda Beijing Branch orally confirmed that this claim was fully settled in the form of the Partnership Agreement.
Beijing Lianly [Member]
Commitments and contingencies (Textual)
Ownership percentage																									99.00%
Gui Liang [Member] | Loan Agreement [Member]
Commitments and contingencies (Textual)
Legal settlement agreement, description															The Agreement provided that Xue Zhang borrowed approximately $0.4 million (RMB 3,000,000) from Gui Liang for the daily operation needs of Xin Ao for a year from June 16, 2014 to June 16, 2015 at an annual interest rate of 15%. The Agreement was extended for another year on June 16, 2015. As of August 10, 2016, Yucheng Concrete Station returned approximately $0.1 million (RMB 1,000,000) to Gui Liang, and Xin Ao refused to pay unpaid balance because Xin Ao did not receive the loan. Gui Liang then brought a lawsuit against Xin Ao for the payment of such unpaid balance together with the default interest fees in connection with the lawsuit. People’s Court of Shijingshan District, Beijing reviewed the case and rendered that Xin Ao should pay off the unpaid balance of approximately $0.3 million (RMB 2,000,000) and default interest fees at an annual interest rate of 15%. As of December 31, 2019, the Company had recorded the unpaid balance and default interest fees in the amount of approximately $0.4 million (RMB 3,109,382). As of date of this report, Xin Ao has not paid any compensation.
Shenzhen High-tech [Member]
Commitments and contingencies (Textual)
Net of payment			$ 1,800,000
Shenzhen High-tech [Member] | RMB [Member]
Commitments and contingencies (Textual)
Net of payment | ¥				¥ 12,656,282
Xugong [Member]
Commitments and contingencies (Textual)
Interest amount																		$ 400,000
Xugong [Member] | RMB [Member]
Commitments and contingencies (Textual)
Interest amount | ¥																			¥ 2,593,839
Citic Futong [Member] | RMB [Member]
Commitments and contingencies (Textual)
Lease agreement payments, description									Court of Dongcheng District, Beijing (“Dongcheng Court”) against Tianjin Hump Investment Co., Ltd. (“Tianjin Hump”) and Xin Ao (collectively the “Respondents”) in connection with Tianjin Hump’s breach of a finance lease agreement by failing to pay the rent of a mineral waste grind production line for a total of approximately $8.1 million (RMB 56,250,000) from September 3, 2014 to September 1, 2017.
Tangshan Jinma [Member]
Commitments and contingencies (Textual)
Net of payment										$ 200,000
Tangshan Jinma [Member] | RMB [Member]
Commitments and contingencies (Textual)
Net of payment | ¥											¥ 1,356,468